Note 7 - Other Borrowed Funds	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

Note G - Other Borrowed Funds

Other borrowed funds at December 31, 2015 and 2014 are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati and promissory notes. At December 31, 2015, FHLB Borrowings included $117 in capitalized lease obligations.

	FHLB Borrowings	Promissory Notes	Totals
2015	$20,028	$3,918	$23,946
2014	$21,181	$3,791	$24,972

Pursuant to collateral agreements with the FHLB, advances are secured by $214,712 in qualifying mortgage loans, $78,012 in commercial loans and $5,081 in FHLB stock at December 31, 2015. Fixed-rate FHLB advances of $19,911 mature through 2042 and have interest rates ranging from 1.34% to 3.31% and a year-to-date weighted average cost of 2.08% at December 31, 2015, as compared to 2.14% at December 31, 2014. There were no variable-rate FHLB borrowings at December 31, 2015.

At December 31, 2015, the Company had a cash management line of credit enabling it to borrow up to $75,000 from the FHLB. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $75,000 available on this line of credit at December 31, 2015.

Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $176,662 at December 31, 2015. Of this maximum borrowing capacity of $176,662, the Company had $121,952 available to use as additional borrowings, of which $75,000 could be used for short-term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of December 4, 2017, and have fixed rates ranging from 1.15% to 1.50% and a year-to-date weighted average cost of 1.38% at December 31, 2015, as compared to 2.34% at December 31, 2014. At December 31, 2015, there were no promissory notes payable by Ohio Valley to related parties. See Note K for further discussion of related party transactions.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $34,800 at December 31, 2015 and $29,500 at December 31, 2014.

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2016	$1,771	$2,538	$4,309
2017	1,601	1,380	2,981
2018	4,537	----	4,537
2019	1,467	----	1,467
2020	1,369	----	1,369
Thereafter	9,283	----	9,283
	$20,028	$3,918	$23,946